Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of
	December 31,	June 30,
	2023	2024
	RMB	RMB	US$
Accrued payroll and employee benefits	3,416,836	4,038,505	566,665
Payable to third parties (a)	1,818,200	7,280,590	1,021,579
Deposit payable	2,017,770	1,574,810	220,970
Others	233,075	543,937	76,323
Total	7,485,881	13,437,842	1,885,537
(a)	The balance mainly represents the payables for acquiring services for daily operations such as property fees, rent and utility bills as well as professional and consulting services as of December 31, 2023 and June 30, 2024.